TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of provision for impairment losses of trade debtors and other accounts receivable - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Provision For Impairment Losses Of Trade Debtors And Other Accounts Receivable Abstract
Opening balance	$ (81,004)	$ (122,193)	$ (100,402)
Write-offs	5,966	26,435	30,754
(Increase) Decrease	7,806	14,754	(52,545)
Closing balance	$ (67,232)	$ (81,004)	$ (122,193)